UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	December 31, 2003

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	9
Form 13F Information Table Entry Total:	105
Form 13F Information Table Value Total:	$238148

List of Other Included Managers: Oak Value;
Westfield; Kalmar; Navellier; Sands Capital Mgmt;
Wilson Bennett; Bear Stearns; Marshall & Sullivan;
ICM Asset Management

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104q107      567 29080.000SH       SOLE                29080.000
Adolph Coors                   COM              217016104    10166 181220.000SH      SOLE               181220.000
Advent Software                COM              007974108      527 30250.000SH       SOLE                30250.000
Affiliated Computer Services   COM              008190100      170 3125.000 SH       SOLE                 3125.000
                                                                42  770.000 SH       DEFINED 17                              770.000
Agco                           COM              001084102    12358 613610.000SH      SOLE               613610.000
                                                                15  750.000 SH       DEFINED 18                              750.000
Allete                         COM              018522102    11700 382354.000SH      SOLE               382354.000
Alliant Techsystems            COM              018804104    10691 185090.000SH      SOLE               185090.000
Ambac Financial Group          COM              023139108      154 2222.000 SH       SOLE                 2222.000
                                                               224 3225.000 SH       DEFINED 02                             3225.000
American International Group   COM              026874107    10835 163474.000SH      SOLE               163474.000
                                                                99 1500.000 SH       DEFINED 15 03                          1500.000
Aon                            COM              037389103    10410 434830.000SH      SOLE               434830.000
Automatic Data Processing      COM              053015103    10004 252562.000SH      SOLE               252562.000
Berkshire Hathaway B           COM              084670207      462  164.000 SH       DEFINED 02                              164.000
Cardinal Health                COM              14149Y108    10452 170900.000SH      SOLE               170900.000
                                                                32  530.000 SH       DEFINED 17                              530.000
Cendant                        COM              151313103      279 12525.000SH       DEFINED 02                            12525.000
Charter Communications         COM              16117m107        2  500.000 SH       SOLE                  500.000
                                                                91 22625.000SH       DEFINED 02                            22625.000
Chevron Texaco                 COM              166764100      182 2108.000 SH       SOLE                 2108.000
                                                               140 1618.000 SH       DEFINED 13 15 03                       1618.000
Cisco Systems                  COM              17275r102      860 35391.000SH       SOLE                35391.000
                                                               199 8190.000 SH       DEFINED 10 12                          8190.000
Citigroup                      COM              172967101    11444 235761.343SH      SOLE               235761.343
                                                               185 3806.000 SH       DEFINED 13 15 03                       3806.000
Concord EFS                    COM              206197105    13913 937540.000SH      SOLE               937540.000
Constellation Brands           COM              21036p108      299 9095.000 SH       DEFINED 08 02                          9095.000
Copart                         COM              217204106      348 21110.000SH       SOLE                21110.000
Crompton                       COM              227116100      293 40920.000SH       SOLE                40920.000
Dell Inc                       COM              24702r101      147 4317.000 SH       SOLE                 4317.000
                                                               158 4650.000 SH       DEFINED 10 12                          4650.000
EBay                           COM              278642103      222 3435.000 SH       DEFINED 10 12                          3435.000
Elan PLC ADS                   COM              284131208       79 11400.000SH       DEFINED 03                            11400.000
Eli Lilly                      COM              532457108      478 6800.000 SH       SOLE                 6800.000
Exxon Mobil                    COM              30231g102       52 1274.000 SH       SOLE                 1274.000
                                                               176 4294.000 SH       DEFINED 13 15 03                       4294.000
First Data                     COM              319963104      187 4543.000 SH       SOLE                 4543.000
                                                                21  500.000 SH       DEFINED 12                              500.000
Fiserv                         COM              337738108      162 4097.000 SH       SOLE                 4097.000
                                                                44 1107.000 SH       DEFINED 17                             1107.000
Gencorp                        COM              368682100      632 58690.000SH       SOLE                58690.000
Hewlett Packard                COM              428236103       23  980.000 SH       SOLE                  980.000
                                                               214 9300.000 SH       DEFINED 10 02 15                       9300.000
Horizon Offshore               COM              44043j105      372 84610.000SH       SOLE                84610.000
IBM                            COM              459200101       49  527.000 SH       SOLE                  527.000
                                                               227 2451.000 SH       DEFINED 10 17 13 03                    2451.000
Input/Output                   COM              457652105      679 150450.000SH      SOLE               150450.000
Intel                          COM              458140100      470 14608.000SH       SOLE                14608.000
                                                                52 1600.000 SH       DEFINED 03                             1600.000
Interoil                       COM              460951106      370 15000.000SH       SOLE                15000.000
Johnson & Johnson              COM              478160104    10405 201412.906SH      SOLE               201412.906
                                                                96 1850.000 SH       DEFINED 12 15                          1850.000
L-3 Communications             COM              502424104      235 4573.000 SH       SOLE                 4573.000
                                                                36  710.000 SH       DEFINED 17                              710.000
Lone Star Tech                 COM              542312103      335 20980.000SH       SOLE                20980.000
MBNA Corp                      COM              55262l100      228 9173.000 SH       SOLE                 9173.000
                                                                81 3270.000 SH       DEFINED 17 15                          3270.000
Medtronic                      COM              585055106      425 8736.000 SH       SOLE                 8736.000
                                                                22  450.000 SH       DEFINED 12                              450.000
Merck                          COM              589331107      186 4025.000 SH       SOLE                 4025.000
                                                               179 3874.000 SH       DEFINED 02 13 15                       3874.000
Microsoft                      COM              594918104     4393 160498.000SH      SOLE               160498.000
                                                               108 3955.000 SH       DEFINED 10 12                          3955.000
Nevada Star Resources          COM              64145l105        4 10000.000SH       SOLE                10000.000
Novoste                        COM              67010c100      464 96820.000SH       SOLE                96820.000
Oracle                         COM              68389x105      217 16438.000SH       SOLE                16438.000
Pfizer                         COM              717081103    11125 314892.000SH      SOLE               314892.000
                                                                81 2300.000 SH       DEFINED 15 03                          2300.000
Pitney Bowes                   COM              724479100    10545 259598.000SH      SOLE               259598.000
                                                                20  500.000 SH       DEFINED 15                              500.000
QualComm                       COM              747525103       11  200.000 SH       SOLE                  200.000
                                                               205 3810.000 SH       DEFINED 10 12                          3810.000
Sea Containers Cl A            COM              811371707      477 26150.000SH       SOLE                26150.000
Sensient Technologies          COM              81725t100      543 27460.000SH       SOLE                27460.000
Steiner Leisure Ltd            COM                             511 35700.000SH       SOLE                35700.000
Sunncomm Technologies          COM              86744r100        1 15000.000SH       SOLE                15000.000
Time Warner                    COM              887317105        7  400.000 SH       SOLE                  400.000
                                                               265 14725.000SH       DEFINED 02 15                         14725.000
Transocean                     COM              G90078109    11437 476348.000SH      SOLE               476348.000
Wal-Mart Stores                COM              931142103      159 2994.000 SH       SOLE                 2994.000
                                                                48  900.000 SH       DEFINED 12 03                           900.000
Yahoo                          COM              984332106       27  600.000 SH       SOLE                  600.000
                                                               188 4165.000 SH       DEFINED 10                             4165.000
York International             COM              986670107    10234 278090.000SH      SOLE               278090.000
Zale Corp                      COM              988858106      203 3825.000 SH       DEFINED 02                             3825.000
American Century Equity Income                  025076407      253 32502.830SH       SOLE                32502.830
American Century Equity Income                  025076100      959 123268.654SH      SOLE               123268.654
American Growth Fund of Americ                  399874403     2685 109863.673SH      SOLE               109863.673
Axa Rosenberg US Small Cap                      068310606      271 21199.262SH       SOLE                21199.262
Columbia Acorn Select A                         197199888      253 14060.927SH       SOLE                14060.927
Columbia Acorn Select Z                         197199854      971 53338.040SH       SOLE                53338.040
First Eagle Overseas                            32008F101     2100 115549.556SH      SOLE               115549.556
Harbor International                            411511306     1560 42407.436SH       SOLE                42407.436
Longleaf Partners Internationa                  543069405    20732 1469279.336SH     SOLE              1469279.336
MFS Value Fund A                                552983801      338 16622.229SH       SOLE                16622.229
Munder Index 500 Fund A                         626129761      276 11880.660SH       SOLE                11880.660
Oakmark                                         413838103     2366 63037.289SH       SOLE                63037.289
Vanguard Value Index                            922908405     1259 66420.215SH       SOLE                66420.215
iShares MSCI Australia Index F                  464286103     8504 636520.000SH      SOLE               636520.000
iShares MSCI Canada Index Fd                    464286509     8472 594525.000SH      SOLE               594525.000
iShares Russell 1000 Value Ind                  464287598     1047 17940.000SH       SOLE                17940.000
                                                               122 2091.000 SH       DEFINED 13                             2091.000
iShares Russell Midcap Value I                  464287473      524 5620.000 SH       SOLE                 5620.000